RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of transactions with and amounts due from and due to related parties
The Company entered into the following transactions with its related parties:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	106,256	77,984	81,206
Shanghai Jiayin (2)	—	13,806	8,280
Shilupan (3)	—	17,202	7,863
Jiayin (Shanghai) (1)	146,446	2,459	6,548
Kailiantong (4)	—	8,065	2,255
Jiayin Credit (5)	2,420	10,513	196
Geerong Yun (6)	—	3,136	—

Total	255,122	133,165	106,348

Services provided to related parties
Kailiantong (4)	—	—	1,761

Total	—	—	1,761

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Loans to related parties:
China Smartpay(7)	—	—	119,924
GAYANG (8)	—	—	1,716
Shanghai Jiayin (8)	—	—	909
Shanghai Jiajie (8)	—	7,700	800
SG Fintech (9)	—	—	598
Geerong Yun (10)	—	3,850	—

Total	—	11,550	123,947

Loans from related parties
Jiayin Financial Leasing(11)	—	—	150
Jiayin Credit (11)	13,876	70,765	80

Total	13,876	70,765	230

(1)	Jiayin Zhuoyue and Jiayin (Shanghai) referred investors and borrowers to the Company and charged referral service fees.
(2)	Shanghai Jiayin rent office to the Company and charged lease payment and other related service fee, which is calculated dependent on its usage of underlying office.
(3)	Shilupan provided credit analysis service for the Company and charged corresponding service fees.
(4)
Kailiantong provided cash payment service to the Company charged transaction processing fees. The Company provided referral service to Kailiantong and charged loan facilitation fees, which resulted in the 2019 balance of amount due from related parties.

(5)	Jiayin Credit provided credit service to the Company and charged credit service fees.
(6)	Geerong Yun was acquired by the Company in 2019. The service provided in 2018 was referral service. See Note 1.
(7)
The amount represents loans to related party in 2019. The Company entered into a loan contract with China Smartpay of RMB 119,924 (US$ 17, 225) with fixed annual interest rate of 8%. The loan balance includes principal of RMB 119, 924 and interest of RMB 4,938 was recorded for year 2019. The total amount of RMB124,862 had not been repaid by the year end of 2019.

(8)	The amount represents loans to related parties in 2019 for the daily operation, which are non-interest bearing, unsecured, and due on demand.
(9)
The amount represents loans to related parties in 2019, which results in the balance of amount due from related parties shown as below. The Company entered into a loan contract with SG Fintech of RMB 598 (US$ 86) with fixed interest rate 0.5%. The loan balance includes principal RMB 598 and interest receivable RMB 1.

(10)	The amount represents loans to related parties in 2018, which was subsequently collected in the same year.
(11)	The amounts represent loans from related parties in the years of 2017, 2018 and 2019 for the daily operation.

The following table present amounts due from and due to related parties as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from related parties
China Smartpay	—	124,862
GAYANG	—	1,716
Shanghai Jiayin	—	1,564
Kailiantong	—	1,050
Shanghai Jiajie	—	800
SG Fintech	—	599
Jiayin Credit	—	131

Total	—	130,722

Amounts due to related parties
Jiayin Zhuoyue	8,199	722
Jiayin Financial Leasing	—	150
Jiayin Credit	70,399	—
Kailiantong	3,835	—
Shilupan	2,076	—

Total	84,509	872

Amounts due from related parties primarily consist of loans to related parties.
Amounts due to related parties primarily consist of the amount of service fees payable to related parties. Balance as of December 31, 2018 for amount due to
Jiayin
Credit represents the loan received by the Company for daily operation.